UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds
(Exact name of Registrant as Specified in Charter)

2619 Leiscz's Bridge Road, Suite 200
Leesport, PA 19533

(Address of principal executive offices)

(Zip code)

Tom Westle
Blank Rome LLP
The Chrysler Building
405 Lexington Ave
New York, NY 10174-0208

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

DMS INDIA BANK INDEX FUND JULY 1, 2014 – JUNE 30, 2015

COMPANY	RESOLUTION	VOTE	SHARES
Vijaya Bank	1	YES	292
Vijaya Bank	2	YES	292
Union Bank of India EQ

To discuss, approve and adopt the Balance Sheet of the Bank as at 31st March 2015, Profit and Loss Account for the year ended on that date, Board of Directors and Auditors Report on the Balance Sheet and Accounts

YES
Union Bank of India EQ	To declare dividend on Equity Shares for the financial year 2014-15	YES
Union Bank of India EQ

To raise Capital through FPO/Rights/QIP etc by issuing such number of equity shares upto Rs.3700 crore (including premium, if any) which together with the existing Paid-up Equity share capital of Rs.635.78 crore will be within the Authorised Capital of the Bank i.e. Rs.3000 Crore.

YES
Syndicate Bank	Approval and Adoption of Balance sheet of the Bank as at 31.03.2015 and the Profit & Loss account of the Bank for the year ended on that date, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditors Report on the Balance sheet and Accounts.	YES	399
Syndicate Bank	Declaration of Dividend for the year 2014-15.	YES	399
Syndicate Bank	Consent for Capital issue for an aggregate amount not exceeding Rs.2000.00 Crore by way of QIP/Rights Issue /Follow on Public Issue or any other mode approved by Government of India /Reserve Bank of India.	YES	399
Oriental Bank of Commerce EQ

To discuss, approve and adopt the Balance Sheet of the Bank as at 31st March 2015, Profit and Loss Account of the Bank for the year ended 31st March 2015, the report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors Report on the Balance Sheet and Accounts

YES
Oriental Bank of Commerce EQ	To declare dividend on equity shares for the financial year 2014-2015	YES
Oriental Bank of Commerce EQ

To create, offer, issue and allot (including with provision for reservation on firm allotment and/or competitive basis of such part of issue and for such categories of persons as may be permitted by the law then applicable) by way of an offer document/prospectus or such other document, in India or abroad, such number of equity shares and/or preference shares, the terms & conditions subject to which each class of preference shares may be issued and/or other permitted securities which are capable of being converted into equity or not, for an amount not exceeding Rs. 1500 crore in such manner that the Central Government shall at times hold.

YES
Kotak Mahindra Bank Limited EQ	Adoption of the financial statements of the Bank for the year ended 31st March 2015 and the Reports of the Directors and the Auditors thereon	YES
Kotak Mahindra Bank Limited EQ	Reappointment of Dr. Shankar Acharya (DIN:00033242), who retires by rotation	YES
Kotak Mahindra Bank Limited EQ	Declaration of dividend on equity shares for the year ended March 31, 2015	YES
Kotak Mahindra Bank Limited EQ	Appointment of M/s. S. R. Batliboi & Co., LLP as auditor of the Bank and fixing their remuneration	YES
Kotak Mahindra Bank Limited EQ	Appointment of Mr. Mark Edwin Newman (DIN: 03518417) as Director of the Bank	YES
Kotak Mahindra Bank Limited EQ	Reappointment of Dr. Shankar Archarya (DIN: 00033242) as Chairman and approval of payment of remuneration to him.	YES
Kotak Mahindra Bank Limited EQ	Approval to borrow in excess of the paid up capital and free reserves but not exceeding Rs.50000 crore.	YES
Kotak Mahindra Bank Limited EQ	Increase in the Authorised share capital of the Bank to Rs.1500,00,00,000/-.	YES
Kotak Mahindra Bank Limited EQ	Substitution of clause V of the Memorandum of Association of the Bank	YES
Kotak Mahindra Bank Limited EQ	Capitalisation of profits and issue of bonus shares in the ratio of 1:!	YES
Kotak Mahindra Bank Limited EQ	Approve the alteration of Articles of Association of the Bank.	YES
Kotak Mahindra Bank Limited EQ	Adopt the Kotak Mahindra Equity Option Scheme 2015, and authorise the Board to create, issue, offer and allot equity shares, from time to time, to employees of the Bank.	YES
Kotak Mahindra Bank Limited EQ

Adopt the Kotak Mahindra Equity Option Scheme 2015, and authoise the Board to create, issue, offer and allot equity shares, from time to time, to employees of the subsidiaries or associate companies of the Bank.

YES
Kotak Mahindra Bank Limited EQ

Adopt the Kotak Mahindra Stock Appreciation Rights Scheme 2015, and authorise the Board to grant Stock Appreciation Rights (SARs) to be paid as cash incentive in the form of Appreciation, to employees of the Bank.

YES
Kotak Mahindra Bank Limited EQ

Adopt the Kotak Mahindra Stock Appreciation Rights Scheme 2015, and authorise the Board to grant Stock Appreciation Rights (SARs) to be paid as cash incentive in the form of Appreciation, to employees of the subsidiaries or associate companies of the Bank.

YES
ICICI Bank Limited EQ	Adoption of accounts	YES
ICICI Bank Limited EQ	Declaration of dividend on preference shares	YES
ICICI Bank Limited EQ	Declaration of dividend on equity shares	YES
ICICI Bank Limited EQ	Re-appointment of Mr. N.S. Kannan who retires by rotation and, being eligible, offers himself for re-appointment	YES
ICICI Bank Limited EQ	Appointment of Statutory Auditors	YES
ICICI Bank Limited EQ	Appointment of Branch Auditors	YES
ICICI Bank Limited EQ	Special Resolution for Private Placement of securities under Section 42 of the Companies Act 2013	YES
The Federal Bank Limited EQ

a) Adoption of audited financial statements of the Bank including audited Balance Sheet and Profit & Loss account for the year ended March 31, 2015

b) Adoption of audited consolidated financial statements of the Bank including audited consolidated Balance Sheet and Profit & Loss account for the year ended March 31, 2015

YES
The Federal Bank Limited EQ	Declaration of Dividend	YES
The Federal Bank Limited EQ	Re-appointment of Retiring Director, Shri. Shyam Srinivasan	YES
The Federal Bank Limited EQ

Appointment of Joint Central Statutory Auditors, M/s. Deloitte Haskins & Sells, Chennai, together with M/s M. P. Chitale & Co, Mumbai., Chartered Accountants as Auditors and fixation of remuneration thereof

YES
The Federal Bank Limited EQ	Appoint and to fix the remuneration of branch auditors in consultation with the Central Statutory Auditors for the purpose	YES
The Federal Bank Limited EQ	Taking on record the approval accorded by RBI for grant of options under ESOS for the year 2014 to Mr. Shyam Srinivasan, MD & CEO of the Bank	YES
Dena Bank EQ

To discuss, approve and adopt the Balance Sheet and Profit & Loss Account of the Bank, for the year ended 31st March, 2015 the report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors Report on the Balance Sheet and Accounts

YES
Dena Bank EQ	To declare Dividend on Equity Shares for the financial year 2014-15.	YES

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By /s/Peter R. Kohli

* Peter R. Kohli

   Trustee, Chairman and CEO

Date: August 25, 2015

*Print the name and title of each signing officer under his or her signature.